Subsequent Events (Details) - Subsequent Event [Member]	Sep. 19, 2024 USD ($) shares
Subsequent Events [Line Items]
Principal convertible notes	$ 2,000,000
Common shares convertible (in Shares) | shares	121,212
Callaway Commitment Letter [Member]
Subsequent Events [Line Items]
Principal convertible notes	$ 18,500,000
Principal amount exercised	7,500,000
Additional principal amount exercised	11,000,000
Remaining option amount	$ 14,000,000